Business Combination (Details 1) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2012
Business Combinations [Abstract]
Net sales	$ 17,000,967	$ 13,530,826	$ 13,773,967
Cost of revenues			8,039,161
Operating expenses	6,238,390	5,035,264	7,008,124
Other expense (income)			56,635
Income before taxes	858,658	104,756	(1,235,170)
Net income	$ 493,370	$ 104,756	$ (13,299,538)
Basic and diluted income per common share (in Dollars per share)	$ 0.13	$ 0.03
Basic income (loss) per common share (in Dollars per share)			$ (0.34)
Diluted income (loss) per common share (in Dollars per share)			$ (0.34)